UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2013


American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2013
(unaudited)

                                             			Market
Common Stocks 98.75%				Shares          Value


Machinery 14.76%

Middleby Corp. *	                         5,826 	      1,326,289
Flowserve Corp.	                                12,661 	        879,560
		                                -----------------------
                                                              2,205,849

Railroad 8.65%

Kansas City Southern 	                        10,640 	      1,292,973
		                                -----------------------
                                                              1,292,973

Diversified Co. 8.41%

General Electric Co	                        27,286 	        713,256
Chemed Corp.	                                 8,015 	        543,577
		                                -----------------------
                                                              1,256,833

Computer Software & Svcs 8.21%

Fair, Isaac Corp.	                        21,419 	      1,226,880
		                                -----------------------
                                                              1,226,880

ENTERTAINMENT 7.71%

TIME WARNER, INC.	                        16,747 	      1,151,189
		                                -----------------------
                                                              1,151,189

Biotechnology 7.36%

Amgen Inc.	                                 9,472 	      1,098,752
		                                -----------------------
                                                              1,098,752


Cable TV  6.20%

Time Warner Cable                                7,704 	        925,636
		                                -----------------------
                                                                925,636


Phamacy Services 5.76%

Walgreen Co.	                                14,522 	        860,283
		                                -----------------------
                                                                860,283

Insurance Industry (Foreign) 4.90%

AXA ADS.	                                29,257 	        731,718
		                                -----------------------
                                                                731,718

Semiconductor Cap. Equip. 4.57%

Teradyne Inc. *	                                39,059 	        683,142
		                                -----------------------
                                                                683,142

Insurance (Life) 4.39%

Lincoln Natl Corp. 	                        14,456 	        656,447
		                                -----------------------
                                                                656,447

Computer & Peripherals 3.89%

Cisco	                                        25,733 	        578,993
		                                -----------------------
                                                                578,993

Drug 3.88%

Medicines Co Com *	                         9,522 	        322,986
Bristol Myers 	                                 4,896 	        257,138
		                                -----------------------
                                                                580,124

Semiconductor 3.22%

Intel Corp.	                                19,634 	        479,659
		                                -----------------------
                                                                479,659

Retail ( Hardlines) 1.82%

Petsmart Inc.	                                 3,729 	        271,322
		                                -----------------------
                                                                271,322

Telecom. Equipment 1.80%

Neustar Inc. Cl A *	                         5,848 	        268,540
		                                -----------------------
                                                                268,540


Retail Store 1.69%

Dollar Tree Inc. *	                         4,315 	        251,996
		                                -----------------------
                                                                251,996

Oilfield Svcs/Equip. 1.54%

RPC Inc	                                        12,514 	        229,507
			                        -----------------------
                                                                229,507



Total Value Common Stocks (cost 8,799,956)       98.75%	     14,753,459


Cash and Recevable, less liabilities	          1.25%	       (186,709)
		                                -----------------------

Total Net Assets	                        100.00%	     14,940,168
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities        6,472,873
Gross Unrealized depreciation on investment securities	              0
                                                          -------------
Net  Unrealized depreciation on investment securities	      6,472,873
Cost of investment securities for federal income tax
purposes                                                      8,276,968

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	Executive Vice President
	November 25, 2013

	By /s/ Michael L. Gaughan
	Corporate Secretary
	November 25, 2013